Lease payable - Lease Liability by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease
Current liabilities	R$ 29,382	R$ 47,478
Lease payable (Note 15)	76,797	78,604
After application of IFRS 16
Lease
Total lease liabilities	106,179	126,082	R$ 91,796
Current liabilities	29,382	47,478
Lease payable (Note 15)	R$ 76,797	78,604
After application of IFRS 16 | Lease of property
Lease
Lease, interest rate	10.27%
Total lease liabilities	R$ 89,708	76,995	90,924
After application of IFRS 16 | Equipment
Lease
Lease, interest rate	10.27%
Total lease liabilities	R$ 2,535	4,975	R$ 872
After application of IFRS 16 | Cloud
Lease
Lease, interest rate	8.73%
Total lease liabilities	R$ 13,936	R$ 44,112